Schedule I - Financial Information of Parent Company (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Condensed Cash Flow Statement [Table Text Block]
	Year ended December 31,
	2013	2014	2015

Net cash (used in) provided by operating activities	$(14,469,067)	$3,204,749	$(835,965)
Net cash (used in) provided by investing activities	(9,440,165)	(5,685,885)	38,523,306
Net cash provided by (used in) financing activities	35,830,988	1,430,739	(6,061,473)
Effect of exchange rate changes	$(46,900)	$(95,269)	$(1,452,505)

Parent Company [Member]
Notes Tables
Condensed Balance Sheet [Table Text Block]
	December 31,
	2014	2015
Assets

Current assets:
Cash and cash equivalents	$1,383,205	$971,500
Amounts due from subsidiaries, VIEs and VIE’s subsidiaries	7,492,739	7,350,974
Prepaid expenses and other current assets	2,479,810	290,603
Dividends receivable	17,541,570	16,529,639
Total current assets	28,897,324	25,142,716
Investments in subsidiaries, VIEs and VIE’s subsidiaries	48,389,562	76,682,094
Rental deposits	66,893	-
Total assets	$77,353,779	$101,824,810

Liabilities and shareholders' equity

Current liabilities:
Accrued expenses and other current liabilities	296,866	279,801
Amounts due to subsidiaries, VIEs and VIE's subsidiaries	12,441,549	13,506,638
Total current liabilities	$12,738,415	$13,786,439

Shareholders' equity
Ordinary shares (112,417,933 and 118,098,018 shares issued and outstanding as of December 31, 2014 and 2015, respectively)	56,386,606	56,856,000
Additional paid-in capital	24,207,606	28,145,846
Accumulated other comprehensive income	12,064,338	8,597,295
Retained deficits	(28,043,186)	(5,560,770)
Total shareholders' equity	64,615,364	88,038,371

Total liabilities and shareholders' equity	$77,353,779	$101,824,810

Condensed Income Statement [Table Text Block]
	December 31,
	2013	2013	2015
Cost of revenues	$2,584	$-	$-

Gross loss	(2,584)	-	-
Operating expenses:
General and administrative	1,417,843	1,418,198	1,226,800
Product development	62,914	50,859	-
Sales and marketing	160,112	108,384	-
Share-based compensation	2,539,274	4,132,182	3,812,733
Total operating expenses	4,180,143	5,709,623	5,039,533

Interest income	605	30	47
Equity in earnings (deficits) of subsidiaries, VIEs and VIE's subsidiaries	(4,985,519)	(6,394,055)	28,643,095
Exchange gain (loss), net	594,513	(76,351)	(1,011,509)
Other income (loss), net	-	674,414	(109,684)
Gain from sales of cost method investment	-	4,337,736	-
Net income (loss)	$(8,573,128)	$(7,167,849)	$22,482,416

Other comprehensive income (loss), net of tax:
Changes in foreign currency translation adjustment	1,195,795	(221,070)	(3,467,043)
Other comprehensive income (loss), net of tax	1,195,795	(221,070)	(3,467,043)

Comprehensive income (loss)	$(7,377,333)	$(7,388,919)	$19,015,373

Schedule of Stockholders Equity [Table Text Block]
	Ordinary shares
	Shares	Amount	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained deficits	Total shareholders' equity

Balance as of January 1, 2013.	110,955,383	$14,328	$81,163,243	$11,089,820	$(12,302,209)	$79,965,182

Exercise of share options by employees.	190,250	25	30,415	-	-	30,440
Share-based compensation.	-	-	2,539,274	-	-	2,539,274
Equity pick up from compensation of a subsidiary	-	-	421,473	-	-	421,473
Business combination.	-	-	191,861	-	-	191,861
Foreign currency translation adjustment	-	-	-	1,195,795	-	1,195,795
Net loss.	-	-	-	-	(8,573,128)	(8,573,128)

Balance as of December 31, 2013	111,145,633	$14,353	$84,346,266	$12,285,615	$(20,875,337)	$75,770,897

Transfer share premium to share capital	-	55,718,184	(55,718,184)	-	-	-
Exercise of share options by employees	1,164,300	654,055	-	-	-	654,055
Restricted shares issued	108,000	14	-	-	-	14
Share-based compensation	-	-	4,132,182	-	-	4,132,182
Equity pick up from compensation of VIE's subsidiaries	-	-	408,075	-	-	408,075
Business restructure	-	-	(8,960,733)	-	-	(8,960,733)
Foreign currency translation adjustment	-	-	-	(221,277)	-	(221,277)
Net loss	-	-	-	-	(7,167,849)	(7,167,849)

Balance as of December 31, 2014	112,417,933	$56,386,606	$24,207,606	$12,064,338.00	$(28,043,186)	$64,615,364

Issuance of ordinary shares for the plan of stock options and restricted shares	4,000,000	520	-	-	-	520
Exercise of share options by employees	435,000	293,654	-	-	-	293,654
Exercise of share options by nonemployees	1,095,000	175,200	-	-	-	175,200
Restricted shares issued	150,085	20	-	-	-	20
Share-based compensation	-	-	3,812,733	-	-	3,812,733
Equity pick up from compensation of VIE's subsidiaries	-	-	1,519,015	-	-	1,519,015
Changes of controlling ownership interest	-	-	(1,393,508)	-	-	(1,393,508)
Foreign currency translation adjustment	-	-	-	(3,467,043)	-	(3,467,043)
Net income	-	-	-	-	22,482,416	22,482,416

Balance as of December 31, 2015	118,098,018	$56,856,000	$28,145,846	$8,597,295	$(5,560,770)	$88,038,371

Condensed Cash Flow Statement [Table Text Block]
	December 31,
	2013	2014	2015
Operating activities:
Net income (loss)	$(8,573,128)	$(7,167,849)	$22,482,416
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Stock-based compensation	2,539,274	4,132,182	3,812,733
Gain from sales of cost method investment	-	(4,337,736)	-
Equity in deficits (earnings) of subsidiaries, VIEs and VIE’s subsidiaries	4,985,519	6,394,055	(28,643,095)
Changes in assets and liabilities:
Prepaid expenses and other current assets	(63,446)	(143,380)	20,339
Amounts due from subsidiaries, VIEs and VIE’s subsidiaries	(4,092,500)	983,297	142,303
Rental deposits	(271)	-	66,893
Accrued expenses and other current liabilities	34,392	10,825	(8,035)
Amounts due to subsidiaries, VIEs and VIE’s subsidiaries	1,779,098	1,535,073	1,065,088
Net cash (used in) provided by operating activities.	(3,391,062)	1,406,467	(1,061,358)

Investing activities:
Dividend receivable from subsidiaries	1,140,713	1,375,727	1,011,931
Capital injection to subsidiaries.	-	(2,774,315)	(3,000,000)
Proceeds from sales of cost method investment	-	-	2,168,868
Net cash provided (used in) by investing activities..	1,140,713	(1,398,588)	180,799

Financing activities:
Proceeds from stock options exercised by employees..	30,440	654,055	293,654
Proceeds from stock options exercised by nonemployees..	-	-	175,200
Net cash provided by financing activities	30,440	654,055	468,854

Net (decrease) increase in cash and cash equivalents	(2,219,909)	661,934	(411,705)
Cash and cash equivalents, beginning of the year	2,941,180	721,271	1,383,205
Cash and cash equivalents, end of the year	$721,271	$1,383,205	$971,500